CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
15	CASH AND CASH EQUIVALENTS

As at December 31, 2023 and 2022, cash and cash equivalents consisted of cash held in banks, marketable investments with an original maturity date of 90 days or less from the date of acquisition, and prepaid credit cards.